Intangible Assets, Net (Details Textual) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017	Dec. 31, 2016
Intangible Assets, Net (Textual)
Amortization expense	$ 421,188	$ 421,188	$ 1,263,564	$ 1,263,563	$ 1,684,750	$ 834,505
Estimated aggregate amortization expense for 2018	336,155		336,155		1,599,718
Estimated aggregate amortization expense for 2019	1,087,333		1,087,333		1,087,333
Estimated aggregate amortization expense for 2020	592,681		592,681		592,681
Estimated aggregate amortization expense for 2021	444,167		444,167		444,167
Estimated aggregate amortization expense for 2022	$ 196,543		$ 196,543		196,543
Aggregate of intangible assets acquired					$ 3,952,000